Cover	Jun. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Entity File Number	001-40457
Entity Registrant Name	Colombier Acquisition Corp.
Entity Central Index Key	0001847064
Entity Tax Identification Number	86-2062844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	214 Brazilian Avenue
Entity Address, Address Line Two	Suite 200-J
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	561
Local Phone Number	805-3588
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one warrant
Trading Symbol	CLBR.U
Security Exchange Name	NYSE
Shares of Class A common stock
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	CLBR
Security Exchange Name	NYSE
Warrants included as part of the units
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	CLBR.WS
Security Exchange Name	NYSE